Shareholder Report, Holdings (Details) - Blue Chip Investor Fund	Jun. 30, 2026
Diversified Companies
Holdings [Line Items]
Percent of Net Asset Value	24.29%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.91%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.14%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Berkshire Hathaway Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	24.29%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	16.81%
AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Brookfield Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Sirius XM Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.32%
First Citizens BancShares, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cimpress PLC (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	4.33%
The Walt Disney Company
Holdings [Line Items]
Percent of Net Asset Value	3.54%
LKQ Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.53%